Non-Current Assets - Right of Use Assets	12 Months Ended
Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Non-Current Assets - Right of Use Assets

Note 21. Non-Current Assets - Right of Use Assets

The Group has a three- year lease contract for its head office premises in Melbourne, Australia, which commenced on 15 July 2022. The agreement does not contain any extension options. The carrying amount of the lease at June 30, 2024 is as follows:

	June 30, 2024	June 30, 2023

	US$	US$
Right-of-Use Asset Cost
Opening balance as at July 1	534,231	281,554
Additions	—	252,677
Exchange on translations	—	—
	534,231	534,231
Right-of-Use-Asset Depreciation
Opening balance as at July 1	(365,780)	(281,554)
Charge to the period	(84,225)	(84,226)
Exchange on translation	—	—
	(450,005)	(365,780)
Net carrying amount at June 30	84,226	168,451